FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 600	$ 661
Unfavorable changes	(547)	(578)
Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	46	99
Unfavorable changes	(21)	(44)
Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	11	17
Unfavorable changes	(11)	(11)
Auction-rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	87	81
Unfavorable changes	(87)	81
Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	35	27
Unfavorable changes	(40)	(23)
Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	140	155
Unfavorable changes	(80)	(94)
Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	8	8
Unfavorable changes	(17)	(39)
Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	31	33
Unfavorable changes	(35)	(37)
Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	12	10
Unfavorable changes	(8)	(5)
Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	183	213
Unfavorable changes	(197)	(225)
Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	47	19
Unfavorable changes	(51)	(19)
UBS AG
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	600	661
Unfavorable changes	(547)	(578)
UBS AG | Traded loans, loans designated at fair value, loan commitments and guarantees
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	46	99
Unfavorable changes	(21)	(44)
UBS AG | Securities financing transactions
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	11	17
Unfavorable changes	(11)	(11)
UBS AG | Auction-rate securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	87	81
Unfavorable changes	(87)	81
UBS AG | Asset-backed securities
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	35	27
Unfavorable changes	(40)	(23)
UBS AG | Equity instruments
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	140	155
Unfavorable changes	(80)	(94)
UBS AG | Interest rate derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	8	8
Unfavorable changes	(17)	(39)
UBS AG | Credit derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	31	33
Unfavorable changes	(35)	(37)
UBS AG | Foreign exchange derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	12	10
Unfavorable changes	(8)	(5)
UBS AG | Equity / index derivative contracts, net
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	183	213
Unfavorable changes	(197)	(225)
UBS AG | Other
Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	47	19
Unfavorable changes	$ (51)	$ (19)